Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 - Income Taxes

(a) Components of Current and Deferred Tax Expense

The components of current and deferred income tax expense attributable to income for the years ended December 31, 2014, December 31, 2013 and December 31, 2012 are as follows:

(in US$ millions)	2014	2013	2012
Current income tax	—	—	—
Deferred income tax	16.3	17.7	14.2

Total Income tax expense	16.3	17.7	14.2

(b) Components of Income Tax Expense

VTTI Energy Partners LP is a Marshall Islands partnership which is managed and controlled in the United Kingdom. We are not subject to tax in the Marshall Islands and we are considered transparent for taxation purposes and not subject to tax in our own name in the UK, except for our UK subsidiary holding company. A reconciliation between the income tax expense resulting from applying the Marshall Islands or United Kingdom statutory income tax rate and our reported income tax expense has not been presented as it would not provide useful information to the users of our financial statements. However, our subsidiaries operate and earn income in various countries and are subject to taxation laws in those countries. Changes in levels of income, changes in tax laws, and the locations and jurisdictions of our terminals, can affect the Partnership’s overall effective taxable expense. Income tax expense by jurisdiction before adjustment for permanent differences and other items is as follows:

(in US$ millions)	2014	2013	2012
The Netherlands	8.6	10.4	10.8
USA	3.1	3.3	2.7
Malaysia	2.2	3.8	2.7
Belgium	1.7	1.3	(0.4)
United Kingdom	(0.3)	—	—

Total expense before adjustments	15.3	18.8	15.8

Total permanent differences and nondeductible items	4.6	(1.1)	(1.6)
Valuation allowance reversal	(3.6)	—	—

Total income tax expense	16.3	17.7	14.2

(c) Components of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below.

(in US$ millions)	2014	2013
Deferred tax assets:
Interest rate swaps	3.5	1.8
Pension obligation and other temporary differences	0.9	0.6
Tax loss carry forwards	58.8	69.8

Total deferred tax assets before valuation allowance	63.2	72.2
Valuation allowance	—	(3.5)

Total deferred tax assets before netting	63.2	68.7
Netting positions	(29.5)	(25.3)

Net deferred tax assets	33.7	43.4

Deferred tax liabilities:
Property, plant and equipment	56.8	71.3
Foreign exchange forward contracts	5.7	—

Total deferred tax liabilities before netting	62.5	71.3
Netting positions	(29.5)	(25.3)

Net deferred tax liabilities	33.0	46.0

Net operating loss carryforwards totaling $186 million at December 31, 2014 are available to reduce future taxable earnings. These net operating loss carryforwards include $95 million with no expiration date; the remaining carryforwards have expiration dates between 2015 and 2033.

A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The valuation allowances amounted $0.0 million (nil) and $3.5 million as of December 31, 2014 and 2013, respectively. During the year ended December 31, 2014 we reversed a valuation allowance in the amount of $3.5 million related to the deferred tax asset for tax loss carry forwards from transferred pre-fiscal unity losses.

The net deferred tax asset and liability as of December 31, 2014 and December 31, 2013 is classified in the consolidated and combined carve-out balance sheets as follows:

(in US$ millions)	2014	2013
Current deferred tax asset	0.9	2.6
Non-current deferred tax asset	32.8	40.8

Net deferred tax asset	33.7	43.4

Current deferred tax liability	—	—
Non-current deferred tax liability	33.0	46.0

Net deferred tax liability	33.0	46.0

The Partnership had no unrecognized tax benefits as of December 31, 2014 and 2013. During the years ended December 31, 2014, 2013 and 2012, the Partnership did not incur any interest or penalties on its tax returns. The Partnership is not currently under examination by any U.S. federal, state, or non-U.S. tax authorities. The following table summarizes the earliest tax years that remain subject to examination by major taxable jurisdictions in which the Partnership operates:

Jurisdiction	Earliest open year	Ongoing examinations
USA	2011	None
United Kingdom	2014	None
Belgium	2014	None
UAE	N/A	N/A
Malaysia	2014	None
The Netherlands	2012	None
Marshall Islands	N/A	N/A

(d) Dutch Fiscal Unity

Within a fiscal unity the participating entities are jointly and severally liable for corporate income tax liabilities originating from the period in which the fiscal unity existed.

Up until August 2008 the Dutch terminals of the Partnership formed part of a fiscal unity for the corporate income tax of which Vitol Holdings B.V. was the fiscal parent company. As a result of the 50% acquisition by MISC in terms of the Share Purchase Agreement in August 2010, this fiscal unity was unwound and a new fiscal unity was formed to incorporate the Dutch terminals of the Partnership, of which VTTI was the parent company. As of August 1, 2014 this fiscal unity ceased to exist and a new fiscal unity was formed consisting of all Dutch entities within VTTI Partners with VTTI Operating as the parent.

(e) Tax Filings in Other Jurisdictions

The Partnership files consolidated and standalone income tax returns in various foreign jurisdictions. In the normal course of business, our income tax filings are subject to review by various taxing authorities. In connection with such reviews, disputes could arise with the tax authorities over the interpretation or application of certain income tax rules related to our business in that tax jurisdiction. Such disputes may result in future tax and interest and penalty assessments by these tax authorities. The ultimate resolution of tax contingencies will take place upon the earlier of (i) the settlement date with the applicable tax authorities in either cash or agreement of income tax positions or (ii) the date when the tax authorities are statutorily prohibited from adjusting the Partnership’s tax computations.